Note 20 - Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Condensed Balance Sheet [Table Text Block]
(Dollar amounts in thousands)	December 31,
	2021	2020
ASSETS
Cash and due from banks	$805	$1,222
Equity securities, at fair value	818	609
Investment in nonbank subsidiary	1	1
Investment in subsidiary bank	150,588	149,272
Other assets	2,381	1,561

TOTAL ASSETS	$154,593	$152,665

LIABILITIES
Trust preferred debt	$8,248	$8,248
Other liabilities	1,010	607
TOTAL LIABILITIES	9,258	8,855

STOCKHOLDERS' EQUITY	145,335	143,810

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$154,593	$152,665

Condensed Income Statement [Table Text Block]
	Year Ended December 31,
(Dollar amounts in thousands)	2021	2020

INCOME
Dividends from subsidiary bank	$18,600	$4,700
Dividends from nonbank subsidiary	-	1,399
Gain (loss) on equity securities	209	(101)
Other	5	7
Total income	18,814	6,005

EXPENSES
Interest expense	151	192
Salaries and employee benefits	842	465
Ohio state franchise tax	1,144	1,082
Other	742	796
Total expenses	2,879	2,535

Income before income tax benefit	15,935	3,470

Income tax benefit	(560)	(552)

Income before equity in undistributed net income of subsidiaries	16,495	4,022

Equity in undistributed net income of subsidiaries	2,138	4,327

NET INCOME	$18,633	$8,349

Comprehensive income	$17,811	$10,791

Condensed Cash Flow Statement [Table Text Block]
	Year Ended December 31,
(Dollar amounts in thousands)	2021	2020

OPERATING ACTIVITIES
Net income	$18,633	$8,349
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of
Subsidiaries	(2,138)	(4,327)
Stock-based compensation	398	144
(Gain) loss on equity securities	(209)	101
Other, net	(664)	(609)
Net cash provided by operating activities	16,020	3,658

FINANCING ACTIVITIES
Stock options exercised	94	12
Repurchase of treasury shares	(12,291)	(1,191)
Cash dividends	(4,240)	(3,834)
Net cash used in financing activities	(16,437)	(5,013)

Decrease in cash	(417)	(1,355)

CASH AT BEGINNING OF YEAR	1,222	2,577

CASH AT END OF YEAR	$805	$1,222